Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 03, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment Customer	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2011
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts						$ 1,100,000	$ 500,000
Obsolete or slow-moving inventory						700,000	200,000
Advertising expense and promotional cost						3,400,000	2,700,000	2,200,000
Number of operating segment						1
Goodwill							19,885,000		19,153,000
Other intangibles, net							390,000
Amortization expense for other intangible assets						200,000
Postage and handling costs						$ 50,000	$ 100,000	$ 200,000
Minimum Percentage of income Tax examination likelihood of tax benefits being realized upon ultimate resolution settlement						50.00%
Antidilutive securities excluded from computation of earnings per share amount		2,137,007,000	2,186,534,000	2,304,256,000	2,102,873,000	2,173,000	1,262,000	584,000
Number of major customers						3
Risk free interest rate	1.03%			1.03%
Volatility of market price	102.93%			102.93%
Expected average term of warrant used	5 years			5 years
Probability of change in control assumed				15.00%
Customer 1
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						15.80%
Customer 2
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						12.40%
Customer 3
Significant Accounting Policies [Line Items]
Revenue from major customers as percentage of total revenues						7.20%
Accounts Receivable
Significant Accounting Policies [Line Items]
Number of major customers						2
Concentration of risk percentage						19.10%
Accounts Receivable | Customer 1
Significant Accounting Policies [Line Items]
Concentration of risk percentage						15.60%
Accounts Receivable | Customer 2
Significant Accounting Policies [Line Items]
Concentration of risk percentage						17.50%
Accounts Receivable | Customer 3
Significant Accounting Policies [Line Items]
Concentration of risk percentage						11.10%
Supplier Concentration Risk | Single Supplier
Significant Accounting Policies [Line Items]
Concentration of risk percentage						78.00%
Minimum
Significant Accounting Policies [Line Items]
Property Plant And Equipment, estimated useful lives						3 years
Maximum
Significant Accounting Policies [Line Items]
Property Plant And Equipment, estimated useful lives						20 years
Seasonal Catalogs
Significant Accounting Policies [Line Items]
Amortization Of deferred Advertising Costs						7 months
Annual Catalogs
Significant Accounting Policies [Line Items]
Amortization Of deferred Advertising Costs						1 year